CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Jun. 27, 2012	Jun. 29, 2011
Common stock, authorized shares	250,000,000	250,000,000
Common stock, par value	$ 0.10	$ 0.10
Common stock, shares issued	176,246,649	176,246,649
Common stock, shares outstanding	74,342,115	82,938,493
Treasury stock, shares	101,904,534	93,308,156